                     SEMIANNUAL REPORT, February 28, 2002

                          THE FBR RUSHMORE FUND, INC.

                4922 Fairmont Avenue, Bethesda, Maryland 20814

                      (800) 343-3355      (301) 657-1500

--------------------------------------------------------------------------------


                                                                 March 22, 2002
Dear Shareholder,

   The resiliency of the American spirit has been truly remarkable as our great nation not only survived the tragic events of last fall, but we united together as patriots in the pursuit of life, liberty and happiness. We can only hope that we will continue to rebuild our confidence and our Nation over time. We believe the FBR U.S. Government Bond Portfolio (the "Fund") will continue to provide you with the investment comfort you desire as the financial markets regain their footing. In the wake of the Enron scandal and continued accounting uncertainties with many corporations, the Fund seeks to avoid credit risk and principally invests in securities issued by the U.S. Government.
   During the past six months, the Federal Reserve (the "Fed") responded to further economic weakness brought on by the events of September 11 by cutting the federal funds rate an additional three times to the current 1.75% rate. This brought the benchmark rate to its lowest level in nearly 40 years. With the unemployment rate rising to a high of 5.8% in December and Gross Domestic Product (GDP) contracting by 1.3% in the third quarter, additional fiscal and monetary stimulus was indeed warranted. The uncertainty of how consumers and corporations would respond going forward was of grave concern for both the Central Bank and our leaders in Washington. Surprisingly, the U.S. technically never entered a recession (back to back quarters of negative growth) as consumers continued to spend in the fourth quarter. Both the housing and auto sectors continued to boom, driven mainly by low financing incentives. Additionally, government spending for "the war on terrorism" helped propel growth to a surprising 1.7% gain in the final quarter of 2001.
   The Fed now faces the dilemma of when to take back the "insurance" policy it implemented with its last interest rate cuts. Monetary policy is accommodative, by almost any measure, but the Fed must walk the fine line between preventing inflation expectations from rising versus choking off the economic rebound before growth is firmly in place. The most likely outcome in the period ahead is that the Fed will begin to take back some of the easing put in place last fall. Unless the recovery is significantly more robust than currently forecast, the Fed funds rate will most likely gradually return to a more neutral stance, somewhere between three and four percent.

FBR U.S. Government Bond Portfolio

   The U.S. Government Bond Portfolio invests principally in United States Treasury notes and bonds and in other U.S. Government securities that present minimal credit risk. The Fund utilizes futures and options strategies, which has already proven valuable, to protect the underlying investments from adverse interest rate movements and/or to increase the total return of the Fund. Our objective is to achieve a high total rate of return consistent with investments in U.S. Government securities.
   Thank you for your investment and support of The FBR Rushmore Fund, Inc. To receive a free prospectus and to discuss issues related to your particular account, contact a shareholder services representative at 1.800.622.1386. Please read the prospectus before you invest.

Sincerely,
/s/ Patrice Miltan-Blue
Patrice Milton-Blue
Bradford & Marzec, Inc.
Subadviser of the FBR Rushmore Fund, Inc.

                                    [CHART]


                       FBR U.S. Government Bond Portfolio
                              --------------------
             Comparison of Change in Value of $10,000 Investment in
                             Fund Shares vs. Indices
                                   (unaudited)

             FBR U.S.      Lehman Brothers  Lehman Brothers   Lehman Brothers
            Government       Intermediate     Long Treasury      Government
           Bond Portfolio  Government Index    Bond Index        Bond Index
           --------------  ----------------  ---------------  ---------------
2/28/1992     $10,000           $10,000         $10,000           $10,000
2/28/1993      11,700            11,125          11,778            11,302
2/28/1994      12,367            11,596          12,757            11,913
2/28/1995      12,048            11,850          12,656            12,072
2/28/1996      14,245            13,059          14,924            13,532
2/28/1997      14,493            13,694          15,441            14,144
2/28/1998      16,750            14,847          18,122            15,651
2/28/1999      17,934            15,768          19,483            16,678
2/28/2000      17,626            16,072          19,364            16,866
2/28/2001      20,387            18,069          22,709            19,211
2/28/2002      21,368            19,398          23,802            20,483



                              Average Annual Total Returns*
                                                For the Periods Ended February 28, 2002
                                                ---------------------------------------
                                                One Year           Five Years Ten Years
                                                --------           ---------- ---------
  FBR U.S. Government Bond Portfolio             4.81%               8.08%      7.89%
  Lehman Brothers Intermediate Government Index  7.36%               7.21%      6.85%
  Lehman Brothers Long Treasury Bond Index       4.81%               9.04%      9.06%
  Lehman Brothers Government Bond Index          6.62%               7.69%      7.43%

  *TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The indices are unmanaged and unlike the Fund have no management fees or operating cost that reduce reported returns. The Lehman Brothers Intermediate Government Index is a market value weighted index of U.S. Government fixed-rate debt issues with maturities between five and ten years. The Lehman Brothers Long Treasury Bond Index is a market value weighted index of U.S. Government fixed-rate debt issues with maturities between fifteen and thirty years. The Lehman Brothers Government Bond Index is a market value weighted index of U.S. Government and government agency fixed-rate debt issues with maturities of one year or more. The graph assumes a hypothetical investment of $10,000 initial investment in the Fund and reflects all Fund expenses and reinvestment of distributions.

--------------------------------------------------------------------------------
                                       2

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENT OF NET ASSETS
February 28, 2002
(unaudited)

                                                                                   Face      Value
                                                                                  Amount    (Note 1)
                                                                                ---------- -----------
U.S. TREASURY OBLIGATIONS: 93.8%
 U.S. Treasury Notes, 5.625%, 4/15/08.......................................... $  900,000 $   951,187
 U.S. Treasury Notes, 4.750%, 11/15/08.........................................  1,500,000   1,509,434
 U.S. Treasury Bonds, 7.625%, 2/15/25..........................................  3,300,000   4,144,077
 U.S. Treasury Bonds, 6.875%, 8/15/25..........................................  4,000,000   4,641,876
                                                                                           -----------
 Total U.S. Treasury Obligations (Cost $10,387,488)............................             11,246,574
                                                                                           -----------
SHORT-TERM INVESTMENTS: 8.5%
Repurchase Agreement: 4.3%
 With Fuji Securities Inc. dated 02/28/02 at 1.8% to be repurchased at $514,728 on 03/1/02, collateralized by $525,656 in U.S. Treasury Bonds, due 11/15/08
 (Cost $514,702)...............................................................                514,702
U.S. Treasury Bill: 4.2%
 1.6% due 4/11/02 (Cost $499,095)..............................................                499,095*
                                                                                           -----------
 Total Short-term Investments (Cost $1,013,797)................................              1,013,797
                                                                                           -----------
Total Investments: 102.3% (Cost $11,401,285)...................................             12,260,371
Written Call Options, at value: (2.8)% (Premium $280,935)......................               (335,937)
Other Assets less Liabilities: 0.5%............................................                 64,505
                                                                                           -----------
Net Assets: 100.0%.............................................................            $11,988,939
                                                                                           ===========
Net Asset Value Per Share (Based on 1,079,970 Shares Outstanding)..............                 $11.10
                                                                                           ===========
Net Assets Consist of:
 Paid-in Capital...............................................................            $11,455,878
 Accumulated Net Realized Loss on Investments and Options......................               (271,023)
 Net Unrealized Appreciation of Investments and Options........................                804,084
                                                                                           -----------
 Net Assets....................................................................            $11,988,939
                                                                                           ===========

                                                   Expiration  Actual   Appreciation/
                                                      Date    Contracts (Depreciation)
                                                   ---------- --------- --------------
Options Written
 U.S. Treasury Bond Future Call, Strike Price $101  April 02     100       $55,002

---------------------
*Collateralto cover written options

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      3

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2002
(unaudited)

Interest Income (Note 1)................................................. $ 333,336
                                                                          ---------
Expenses
 Investment Advisory Fee (Note 2)........................................    31,374
 Administrative Fee (Note 2).............................................    18,824
 Interest Expense........................................................       325
                                                                          ---------
   Total Expenses........................................................    50,523
                                                                          ---------
Net Investment Income....................................................   282,813
                                                                          ---------
Net Realized Gain (Loss) on:
 Investment Transactions.................................................   (22,331)
 Options Transactions....................................................     6,593
                                                                          ---------
   Total Net Realized Gain (Loss) on Investment and Options Transactions.   (15,738)
Change in Net Unrealized Appreciation of Investments and Options.........  (210,967)
                                                                          ---------
Net Gain on Investments..................................................  (226,705)
                                                                          ---------
Net Increase in Net Assets Resulting from Operations..................... $  56,108
                                                                          =========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      4

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the Six
                                                            Months Ended     For the Year
                                                          February 28, 2002      Ended
                                                             (unaudited)    August 31, 2001
                                                          ----------------- ---------------
Increase in Net Assets
Operations
 Net Investment Income...................................    $   282,813      $   585,821
 Net Realized Loss on Investment and Options Transactions        (15,738)          (2,396)
 Change in Net Unrealized Appreciation of Investments and
   Options...............................................       (210,967)         637,929
                                                             -----------      -----------
   Net Increase in Net Assets Resulting from Operations..         56,108        1,221,354
                                                             -----------      -----------
Distributions to Shareholders
 From Net Investment Income..............................       (282,813)        (585,821)
                                                             -----------      -----------
Share Transactions
 Net Proceeds from Sales of Shares.......................      1,168,556        8,540,482
 Reinvestment of Distributions...........................        265,253          543,970
 Cost of Shares Redeemed.................................     (2,608,259)      (8,118,921)
                                                             -----------      -----------
   Net Increase (Decrease) in Net Assets Resulting from
     Share Transactions..................................     (1,174,450)         965,531
                                                             -----------      -----------
   Total Increase (Decrease) in Net Assets...............     (1,401,155)       1,601,064
Net Assets--Beginning of Period..........................     13,390,094       11,789,030
                                                             -----------      -----------
Net Assets--End of Period................................    $11,988,939      $13,390,094
                                                             ===========      ===========
Shares
 Sold....................................................        104,502          783,869
 Issued in Reinvestment of Distributions.................         23,586           49,668
 Redeemed................................................       (235,286)        (747,247)
                                                             -----------      -----------
   Net Increase (Decrease) in Shares.....................       (107,198)          86,290
                                                             ===========      ===========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      5

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


FINANCIAL HIGHLIGHTS

                                 For the Six
                                 Months Ended
                                 February 28,        For the Years Ended August 31,
                                     2002     -------------------------------------------
                                 (unaudited)   2001     2000     1999     1998     1997
                                 ------------ -------  -------  -------  -------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of
   Period.......................   $ 11.28    $ 10.71  $ 10.17  $ 11.27  $  9.92  $  9.39
                                   -------    -------  -------  -------  -------  -------
 Income from Investment
   Operations:
   Net Investment Income........      0.25       0.52     0.52     0.50     0.53     0.55
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Options................     (0.18)      0.57     0.54    (1.10)    1.35     0.55
                                   -------    -------  -------  -------  -------  -------
     Total from Investment
       Operations...............      0.07       1.09     1.06    (0.60)    1.88     1.10
                                   -------    -------  -------  -------  -------  -------
 Distributions to Shareholders:
   From Net Investment Income...     (0.25)     (0.52)   (0.52)   (0.50)   (0.53)   (0.55)
   From Net Realized Gain.......        --         --       --       --       --    (0.02)
                                   -------    -------  -------  -------  -------  -------
     Total Distributions........     (0.25)     (0.52)   (0.52)   (0.50)   (0.53)   (0.57)
                                   -------    -------  -------  -------  -------  -------
 Net Increase (Decrease) in Net
   Asset Value..................     (0.18)      0.57     0.54    (1.10)    1.35     0.53
                                   -------    -------  -------  -------  -------  -------
 Net Asset Value--End of Period.   $ 11.10    $ 11.28  $ 10.71  $ 10.17  $ 11.27  $  9.92
                                   =======    =======  =======  =======  =======  =======
Total Investment Return.........     1.62%/A/  10.46%   10.82%   (5.51%)  19.35%   11.94%
Ratios to Average Net Assets:
 Expenses.......................     0.81%/B/   0.80%    0.80%    0.80%    0.80%    0.80%
 Net Investment Income..........     4.52%/B/   4.79%    5.12%    4.57%    4.98%    5.60%
Supplementary Data:
 Portfolio Turnover Rate........        8%         --       9%      46%      49%      19%
 Net Assets at End of Period (in
   thousands)...................   $11,989    $13,390  $11,789  $12,837  $27,260  $15,212
 Number of Shares Outstanding at
   End of Period (in thousands).     1,080      1,187    1,101    1,262    2,419    1,534

---------------------
/A/ Total Investment Return for periods of less than one year are not annualized.
/B/  Annualized

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      6

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


NOTES TO FINANCIAL STATEMENTS
February 28, 2002
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  The FBR Rushmore Fund, Inc. (the "Fund"), formerly The Rushmore Fund, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of one portfolio, the FBR U.S. Government Bond Portfolio, formerly the Rushmore U.S. Government Bond Portfolio. On February 28, 2002, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with accounting principals generally accepted within the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements.

  Security Valuation Securities of the FBR U.S. Government Bond Portfolio are valued at the last quoted sales price. If a sale is not reported on a given day, the security is valued at the mean between the most recent quoted bid and asked prices. The value of assets for which no quotations are readily available, including restricted securities, are valued at fair value in good faith by the Board of Directors or at the direction of the Directors.

  Investment Transactions Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gain and loss from security transactions are computed on an identified cost basis.

  Repurchase Agreements In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  Distributions Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

  Option writing When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the

--------------------------------------------------------------------------------
                                      7

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


NOTES TO FINANCIAL STATEMENTS (continued)

  Statement of Net Assets. The contract or notional amounts reflect the extent of the Fund's involvement in these financial instruments. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. The Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. Activity in call options during the six months ended February 28, 2002, was as follows:

                                                  Actual
                                                 Contracts Premiums
                                                 --------- ---------
          Options outstanding, August 31, 2001..     --           --
          Options written.......................    300    $ 388,157
          Options closed........................   (200)    (107,222)
                                                   ----    ---------
          Options outstanding, February 28, 2002    100    $ 280,935
                                                   ====    =========

  Futures Contracts The Fund may enter into futures contracts and options on futures contracts for the purposes of hedging investments, enhancing investment performance, remaining fully invested and reducing transaction costs. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). After a futures contract position is opened, the value of the contract is marked to market daily. Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. The Fund's ability to effectively utilize futures involves the risk of imperfect price correlation between the futures contracts and their underlying security. At February 28, 2002, the Fund did not have any open futures contracts.

  Federal Income taxes The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. At August 31, 2001, the Fund had capital loss carry forwards of $85,135, $167,754 and $2,396 which expire on August 31, 2005, 2008 and 2009, respectively.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment advisory and management services are provided by Money Management Advisers, Inc. (the "Adviser"), formerly Money Management Associates, a subsidiary of FBR National Bank & Trust (the "Administrator"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.50% of the Fund's average daily net assets. Certain officers and directors of the Fund are affiliated with the Adviser and Administrator. Both the Adviser and the Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

--------------------------------------------------------------------------------
                                      8

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================



NOTES TO FINANCIAL STATEMENTS (continued)

  On December 28, 2001, shareholders approved Bradford & Marzec, Inc. to serve as the Fund's investment subadviser. The Adviser pays Bradford & Marzec, Inc. a fee at an annual rate of 0.20% on the Fund's average daily net assets. During the six months ended February 28, 2002, Bradford & Marzec received $8,191 for their services.

  The Administrator provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the Administrator serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, the Administrator receives an annual fee of 0.30% of the average daily net assets of the Fund.

  Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. ("FBRIS") as the distributor of the Fund. FBRIS is an affiliate of the Adviser and serves as principal underwriter and distributor of the Fund's shares.

3. INVESTMENT TRANSACTIONS

  At February 28, 2002, the cost of the investment securities for Federal income tax purposes was $11,120,350. Net unrealized appreciation was $804,084 of which $859,086 related to appreciated investment securities and $55,002 related to depreciated investment securities.

  For the six months ended February 28, 2002, purchases of securities, excluding short-term securities were $1,025,156, and sales (including maturities) of securities were $1,001,875.

4. BORROWING AGREEMENT

  The Fund has an agreement with Custodial Trust Company to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at 100 basis points (100 basis points = 1%) over the 30-day LIBOR rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at February 28, 2002.

--------------------------------------------------------------------------------
                                      9

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


OTHER INFORMATION

SPECIAL MEETING OF SHAREHOLDERS

  Special meetings of shareholders of the Fund were held on December 28, 2001 and January 4, 2002 (each referred to as the "Meeting"). The Meeting was held to (1) approve a new advisory agreement; (2) approve a new subadvisory agreement; (3) approve an amendment of the Fund's investment objective; and
  (4) approve an amendment of the Fund's fundamental investment policy with respect to borrowing. At record date, October 30, 2001, 1,147,756 shares were outstanding of which 798,414 shares were represented at the Meeting held December 28, 2001 and 834,549 shares were represented at the Meeting held January 4, 2002. Matters (1) through (3) received the required number of affirmative votes for approval. Below details the votes recorded with respect to the stated matters.

December 28, 2001

(1) New advisory agreement with Money Management Advisers, Inc.
             For                      Against           Abstain
             ---                      -------           -------
            722,965                    55,670            19,779

(2) Subadvisory  contract with Bradford & Marzec, Inc.
             For                      Against           Abstain
             ---                      -------           -------
            716,301                    62,334            19,779

January 4, 2002

(3) Amendment  of the Fund's investment objective
             For                      Against           Abstain      Broker Non-Vote
             ---                      -------           -------      ---------------
            556,985                   115,239            16,706          145,619

(4) Amendment  of the Fund's fundamental investment policy with respect to borrowing
             For                      Against           Abstain      Broker Non-Vote
             ---                      -------           -------      ---------------
            529,047                   120,952            38,921          145,619

--------------------------------------------------------------------------------
                                      10

                                   FBR FUNDS
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814
                                 800.622.1386
                               www.fbrfunds.com

                              Investment Adviser
                        MONEY MANAGEMENT ADVISERS, INC.
                         1001 NINETEENTH STREET NORTH
                           ARLINGTON, VIRGINIA 22209

                                  Distributor
                         FBR INVESTMENT SERVICES, INC.
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                 Administrator, Custodian, and Transfer Agent
                           FBR NATIONAL BANK & TRUST
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                        Independent Public Accountants
                            DELOITTE & TOUCHE, LLP
                                 1633 BROADWAY
                           NEW YORK, NEW YORK 10019

                         This report is not authorized
                        for distribution to prospective
                      investors unless it is preceded or
                     accompanied by a current prospectus.

                           FRIEDMAN BILLINGS RAMSEY



                                   [LOGO] FBR





                          The FBR Rushmore Fund, Inc.

                               Semiannual Report
                               February 28, 2002



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